Segments - Additional Information (Detail) - Rigetti Holdings [Member] - Geographic Concentration Risk [Member] - Revenue Benchmark [Member]	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
AUSTRALIA
Segment Reporting Information [Line Items]
Concentration risk percentage	1.00%		1.00%
UNITED KINGDOM
Segment Reporting Information [Line Items]
Concentration risk percentage	29.00%	4.00%	7.00%
UNITED STATES
Segment Reporting Information [Line Items]
Concentration risk percentage	71.00%	95.00%	92.00%	100.00%